Share-based payments - Stock options (Details)			12 Months Ended
	Mar. 25, 2023 CAD ($) shares $ / shares	Mar. 25, 2023 shares $ / shares	Aug. 31, 2024 CAD ($) $ / shares	Aug. 31, 2023 CAD ($)	Aug. 31, 2022 CAD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation expense | $			$ 220,752	$ 1,136,182	$ 2,699,481
Directors and officers of the company
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted | shares	1,889	1,889
Exercise price | (per share)	$ 780.30	$ 568.35
Expiration period	5 years
Number of stock options cancelled | shares	3,334
Stock based compensation expense | $	$ 129,800
Minimum.
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares			$ 138.47
Expiration period			5 years
Minimum. | Directors and officers of the company
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of stock cancelled | (per share)	$ 1,212.30	1,001.70
Maximum.
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares			$ 2,199.15
Expiration period			10 years
Maximum. | Directors and officers of the company
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of stock cancelled | (per share)	$ 2,199.15	$ 1,687.50